Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,280,000.00
Previously Paid Amount	0.00
Total Fee Amount	31,939.78
Total Offset Amount	2,657.00
Net Fee	$ 29,282.78